INVESTMENT IN LIFE INSURANCE POLICY, NET	12 Months Ended
May 31, 2026
Insurance [Abstract]
INVESTMENT IN LIFE INSURANCE POLICY, NET

NOTE 13 — INVESTMENT IN LIFE INSURANCE POLICY, NET

As of May 31, 2026 and 2025, the Company had an aggregate total cash surrender value of $76,565 and $Nil respectively, on life insurance policies covering the chief executive officer of the Company.

Investment in life insurance policy, net consisted of the following:

	As of May 31,
	2026	2025
Investment in life insurance policy	76,565	-
Less: allowance for expected credit losses	(112)	-
	76,453	-

The movement investment in life insurance policy is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	-	-
Add: cash premium paid to life insurance policy	99,098	-
Less: change in cash surrender value on investment in insurance policy	(22,297)	-
Less: allowance for expected credit losses	(113)	-
Exchange adjustment	(235)	-
Balance at end of the year	76,453	-

The movement of allowances for expected credit losses is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	-	-
Provision	113	-
Exchange adjustment	(1)	-
Balance at end of the year	112	-

On July 4, 2025, Advance JV Construction Limited (“AJVCL”) entered into a life insurance policy with China Life Insurance (Overseas) Company Limited (“China Life”) to insure the life of Mr. Chung Yan Ngan, who was chief executive officer and director of the Company. AJVCL was both the policyholder and the beneficiary. The policy was funded with a single premium payment of HK$774,200 (equivalent to US$99,122) and carried a death benefit of HK$781,942 (equivalent to US$100,089). AJVCL retained the right to surrender the policy at any time in exchange for the cash surrender value. The cash surrender value varied annually, reflecting the surrender charge, annual cost of insurance, and the minimum crediting interest rate.